Listing Expense - Summary Of Listing Expense (Detail) € in Thousands	9 Months Ended
Sep. 30, 2021 EUR (€)
Reverse merger impact in the unaudited condensed consolidated statement of profit or (loss) due to IFRS 2 accounting treatment
Fair value of shares issued	€ 1,346,909
Fair Value of Warrants transferred	189,997
Total value of consideration	1,536,906
Less
Fair Value of net asset received	(534,297)
Total reverse merger impact in the unaudited condensed consolidated statement of profit or (loss) due to IFRS 2 accounting treatment	1,002,609
Other expenses directly linked to the listing expense	15,415
Total listing expense	€ 1,018,024